UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

801-54909

Ladenburg Thalmann Asset Management

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC,  450 Wireless Blvd.  Hauppauge, NY 11788

(Address of principal executive offices)

                    (Zip code)

Gemini Fund Services, LLC,  450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

6/30

Date of reporting period: 3/31/11

Item 1.  Schedule of Investments.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
Shares		Market Value
	COMMON STOCKS - 16.83%
	INVESTMENT COMPANIES - 16.83%
11,617	Annaly Capital Management, Inc.	$ 202,717
22,214	Anworth Mortgage Asset Corp.	157,497
31,169	PennantPark Investment Corp.	371,535
15,788	Solar Capital Ltd.	377,017
	TOTAL COMMON STOCK	1,108,766
	(Cost - $1,141,030)

	SENIOR COMMON STOCK - 1.02%
6,740	Pacific Office Properties Trust, Inc.	67,400
	TOTAL SENIOR COMMON STOCK
	(Cost - $67,400)

	REAL ESTATE INVESTMENT TRUSTS - 35.92%
38,944	AmerIcan Realty Capital Trust	362,175
39,632	ARMOUR Residential REIT, Inc.	300,410
41,783	Healthcare Trust of America	388,582
63,852	Hines Global REIT	590,632
38,735	Steadfast Income REIT, Inc.	362,173
38,944	Strategic Storage	362,179
	TOTAL REAL ESTATE INVESTMENT TRUSTS	2,366,151
	( Cost - $2,367,144)

	CLOSED-END FUNDS - 20.47%
26,406	Cushing MLP Total Return Fund	286,505
9,362	Energy Income and Growth Fund	272,434
10,602	Kayne Anderson Energy Total Return Fund	335,447
11,299	Tortoise Energy Infrastructure Corp.	454,107
	TOTAL CLOSED-END FUNDS	1,348,493
	( Cost - $1,273,098)

	MUTUAL FUNDS - 9.50%
82,514	Wells Fargo Advantage High Income Fund	625,456
	TOTAL MUTUAL FUNDS	625,456
	( Cost - $620,460)

	COMMODITY TRADING ADVISORS - 3.38%
34	Steben Futures Portfolio Fund LP	222,503
	TOTAL COMMODITY TRADING ADVISORS	222,503
	( Cost - $228,000)

	PRIVATE INVESTMENTS - 6.34%
	EQUIPMENT LEASING - 3.15%
223	Cypress Equipment Fund	207,500

	LAND DEVELOPMENT - 3.19%
22,581	Walton Kimberlin Heights Development	210,003
	TOTAL PRIVATE INVESTMENTS	417,503
	( Cost - $417,503)

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

	SHORT-TERM INVESTMENTS - 1.45%
95,291	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% ^	$ 95,291
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $95,291)

	TOTAL INVESTMENTS - 94.91%
	( Cost - $6,209,926) (a)	$ 6,251,563
	OTHER ASSETS LESS LIABILITIES - 5.09%	335,088
	NET ASSETS - 100.00%	$ 6,586,651

^Money market fund; interest rate reflects the seven-day effective yield on March 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 80,961
	Unrealized depreciation:	(39,324)
	Net unrealized appreciation/(depreciation):	$ 41,637

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,108,766	$ -	$ -	$ 1,108,766
Senior Common Stock			$ 67,400	67,400
Real Estate Investment Trusts	300,410	-	2,065,741	2,366,151
Closed-End Funds	1,348,493	-	-	1,348,493
Mutual Funds	625,456	-	-	625,456
Commodity Trading Advisors	-	222,503	-	222,503
Private Investments	-	-	417,503	417,503
Short-Term Investments	95,291	-	-	95,291
Total	$ 3,478,416	$ 222,503	$ 2,550,644	$ 6,251,563

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ladenburg Thalmann Asset Management

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       5/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Roger

        Andrew Rogers, President

Date      5/31/11

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      5/31/11